Short-term and Long-term Borrowings - Schedule of Long-Term Borrowings (Detail) - Banks [Member] - LPR+0.295% - Long-term Debt [Member]	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Floating annual rate (%)	0.295%	0.295%
Long term borrowings	¥ 102,415,457	$ 15,695,855
Minimum [Member]
Debt Instrument [Line Items]
Term	30 months
Maximum [Member]
Debt Instrument [Line Items]
Term	95 months